DEPOSITS (Schedule of Maturities of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Scheduled maturities of time deposits
2014	$ 68,378
2015	17,736
2016	13,516
2017	19,343
2018	5,816
Total	$ 124,789